UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalent	$ 1,349	$ 424	$ 57
Other current assets		3,601	3,874
Total current assets	1,349	4,025	3,931
Property and equipment	51,960	51,960	50,833
Other assets:
Intangible assets	13,138	13,138	12,095
Total other assets	13,138	13,138	12,095
Total assets	66,447	69,123	66,859
Current liabilities:
Accounts payable and accrued liabilities	198,702	165,711	2,654
Convertible note payable	20,102	20,102
Loans from related parties	78,162	80,474	90,984
Total current liabilities	296,966	266,287	93,638
Stockholders' deficit:
Common stock	5,077	4,417	4,417
Additional paid in capital	6,041
Other comprehensive income (loss)	3,680	(795)	529
Deficit accumulated during the exploratory stage	(245,317)	(200,787)	(31,726)
Total stockholders' deficit	(230,519)	(197,164)	26,780
Total liabilities and stockholders' deficit	$ 66,447	$ 69,123	$ 66,859